Securities - Schedule of All Securities and Other Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IFRS Statement [Line Items]
Amortized cost	$ 1,010,266	$ 945,260
FVOCI	11,865	78,372
Total	1,022,131	1,023,632
Principal
IFRS Statement [Line Items]
Amortized cost	999,544	941,971
FVOCI	11,824	77,972
Total	1,011,368	1,019,943
Interest receivable
IFRS Statement [Line Items]
Amortized cost	12,354	11,240
FVOCI	41	400
Total	12,395	11,640
Allowance
IFRS Statement [Line Items]
Amortized cost	1,632	7,951
FVOCI	0	0
Total	1,632	7,951
Securities at amortized cost
IFRS Statement [Line Items]
Financial assets	11,824	77,972
Securities at amortized cost | Loss allowance
IFRS Statement [Line Items]
Financial assets	$ 1	$ 10	$ 26